DERIVATIVES - Disclosure by Type of Financial Instrument (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	$ 357,698	$ 212,977
Derivative Liability, Fair Value, Gross Asset	(415,993)	(206,090)
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		6,887
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	(58,295)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	152,816	92,209
Derivative Liability, Fair Value, Gross Asset	(314,048)	(149,647)
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	(161,232)	(57,438)
Fair Value Hedges | Foreign Exchange [Member] | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	204,882	120,768
Derivative Liability, Fair Value, Gross Asset	(101,945)	(56,443)
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	$ 102,937	$ 64,325